Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Schedule of Accounts receivable, net

	June 30, 2025	December 31, 2024
	(Unaudited)
Trade accounts receivable	$2,692,658	$4,220,194
Allowance for credit losses	(338,707)	(360,701)
Total accounts receivable, net	$2,353,951	$3,859,493

Schedule of allowance for expected credit losses

	June 30, 2025	December 31, 2024
	(Unaudited)
Beginning balance	$360,701	$—
Acquisition of subsidiary	—	360,701
Addition	29,585	—
Reverse	(60,444)	—
Foreign exchange adjustment	8,865	—
Ending balance	$338,707	$360,701